Segment Information (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Reconciliation of net profit / (loss) to adjusted EBITDA
A reconciliation of net profit / (loss) to Adjusted EBITDA is as follows:

	Nine months ended September 30,
(in thousands of $)	2021	2020
Net profit / (loss)	514,804	(206,572)
Income taxes	565	598
Profit/(loss) before income taxes	515,369	(205,974)
Depreciation and amortization	79,488	81,097
Unrealized (gain)/loss on oil and gas derivative instruments (note 2)	(145,282)	39,400
Other non-operating losses, net	311,916	—
Interest income	(67)	(1,432)
Interest expense	42,776	54,137
(Gains)/losses on derivative instruments	(17,063)	54,543
Other financial items, net	(524)	(1,986)
Equity in net losses of affiliates	561	391
Net (income)/loss from discontinued operations	(568,047)	180,469
Adjusted EBITDA	219,127	200,645

Segment Reporting Information

	Nine months ended September 30, 2021
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Total results from continuing operations	Results from discontinued operations	Total
Statement of Operations:
Total operating revenues	150,528	164,614	21,575	336,717	—	336,717
Vessel operating expenses	(47,118)	(39,289)	(7,658)	(94,065)	—	(94,065)
Voyage, charterhire and commission expenses	(10,600)	(450)	(66)	(11,116)	—	(11,116)
Administrative expenses	(457)	(185)	(26,429)	(27,071)	—	(27,071)
Project development expenses	—	(2,116)	(79)	(2,195)	—	(2,195)
Realized gains on oil derivative instrument (note 2)	—	11,837	—	11,837	—	11,837
Other operating income	5,020	—	—	5,020	—	5,020
Adjusted EBITDA	97,373	134,411	(12,657)	219,127	—	219,127

Balance Sheet:	September 30, 2021
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Segment assets from continuing operations	Assets held for sale	Total assets
Total assets	1,830,057	2,267,252	706,844	4,804,153	—	4,804,153
Investment in affiliates (note 14)	—	—	50,573	50,573	—	50,573

	Nine months ended September 30, 2020
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Total results from continuing operations	Results from Discontinued operations	Total
Statement of Operations:
Total operating revenues	141,154	163,572	15,227	319,953	—	319,953
Vessel operating expenses	(42,695)	(40,430)	416	(82,709)	—	(82,709)
Voyage, charterhire and commission expenses	(6,842)	—	—	(6,842)	—	(6,842)
Administrative expenses	(1,416)	(803)	(24,505)	(26,724)	—	(26,724)
Project development expenses	(105)	(1,430)	(4,569)	(6,104)	—	(6,104)
Realized gains on oil derivative instrument (note 2)	—	2,539	—	2,539	—	2,539
Other operating income	532	—	—	532	—	532
Adjusted EBITDA	90,628	123,448	(13,431)	200,645	—	200,645

Balance Sheet:	December 31, 2020
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Segment assets from continuing operations	Assets held for sale	Total assets
Total assets	1,870,819	1,933,677	241,967	4,046,463	267,766	4,314,229
Investment in affiliates (note 14)	—	—	44,385	44,385	—	44,385
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.